STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Aug. 21, 2024	Mar. 27, 2024	Mar. 31, 2024	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Feb. 14, 2024
Class of Stock [Line Items]
Common shares, shares issued					177,991,365	119,999,989
Common shares, shares outstanding					177,991,365	119,999,989		164,614,418
Preferred stock, shares authorized					20,000,000
Preferred shares, par value					$ 0.0001
Share price					$ 10.00
Gross proceeds					$ 2,000,000
Loss on preferred stock issuance					799,990
Stock Issued During Period, Value, New Issues					$ 2,799,990
Semper Paratus [Member]
Class of Stock [Line Items]
Number of warrants issued				17,975,000
Semper Paratus [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of warrants issued				725,000
Number of warrants outstanding					588,398
Semper Paratus [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Exercise price				$ 11.50
Exercisable date				Mar. 15, 2024
Warrants redemption description				The Company may redeem the public warrants if the Company’s common stock equals or exceeds $18.00 per share for 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the holders of public warrants
Number of warrants outstanding					17,386,580
Semper Paratus [Member] | Public Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Number of warrants issued				17,250,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,000		2,000
Preferred shares, par value					$ 0.0001
Preferred stock, shares issued					500
Gross proceeds					$ 2,000,000
Dividend rate, percentage					5.00%
Dividend variable rate, description					the Series A Original Issue Price, which rate will automatically increase by 2% every year that the Series A remains outstanding (the “Series A Accruing Dividends”). These dividends become payable when and if declared by the Company. The Series A Preferred Stock will also participate on an as-converted basis in any regular or special dividends paid to holders of the common stock
Redemption price per share					$ 5.00
Redemption term					the twenty days immediately prior to the Company’s call election
Floor price					$ 4.00
Preferred stock shares outstanding					500
Series A Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			500
Share price			$ 4,000
Gross proceeds			$ 2,000,000
Loss on preferred stock issuance			$ 799,990
Price per share			$ 5,600
Series A1 Preferred Stock [Member] | The Patel Family LLP [Member]
Class of Stock [Line Items]
Share price		$ 10,000
Dividend variable rate, description		The terms of the Series A-1 Preferred Stock are identical to the Series A, except that the cumulative dividends are capped at 15% per annum, and the Series A-1 Issuance Price is defined as $10,000 per share
Stock Issued During Period, Shares, New Issues		600
Stock Issued During Period, Value, New Issues		$ 6,000,000
Non refundable deposist paid					$ 3,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of certain liabilities into Series B preferred stock, shares			3,613
Conversion of certain liabilities into Series B preferred stock			$ 3,613,000
Preferred stock shares outstanding							0
Liabilities assumed					$ 2,600,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					600
Preferred shares, par value					$ 0.0001
Preferred stock, shares issued					600
Dividend rate, percentage					7.50%
Dividend variable rate, description					the event of a liquidation of the Company, or certain deemed liquidation events, the Series C is redeemable for a price equal to the greater of the Series C Original Issue Price plus all Series C Accruing Dividends that are unpaid through the redemption date, or such asset amount as would have been payable had the Series C converted into shares of common stock immediately before the liquidation or deemed liquidation event
Floor price					$ 0.6172
Preferred stock shares outstanding					600
Series C Preferred Stock [Member] | The Patel Family LLP [Member]
Class of Stock [Line Items]
Share price	$ 10,000
Gross proceeds	$ 6,000,000
Stock Issued During Period, Shares, New Issues	600